LEASES - Maturities of operating lease liabilities (Details) ₫ in Millions	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
Lessee, Lease, Description [Line Items]
Less than 1 year						₫ 811,630
From 1 to 2 years						905,685
From 2 to 3 years						904,013
From 3 to 4 years						822,308
From 4 to 5 years						647,396
Thereafter						2,086,969
TOTAL						6,178,001
Less: Imputed interest						2,152,767
Present value of lease obligations					$ 286,925,417	4,025,234
Less: Current portion	₫ 1,586,283	$ 65,386,768	₫ 1,524,356	[1]	63,701,710	768,883
Non-current portion of lease obligations	₫ 4,834,657	$ 199,285,120	5,330,344	[1]	223,223,707	3,256,351
As previously reported
Lessee, Lease, Description [Line Items]
Less than 1 year			1,611,095		67,505,866
From 1 to 2 years			1,829,025		76,637,266
From 2 to 3 years			1,700,901		71,268,792
From 3 to 4 years			1,513,648		63,422,777
From 4 to 5 years			949,310		39,776,670
Thereafter			2,711,211		113,601,399
TOTAL			10,315,190		432,212,770
Less: Imputed interest			3,467,428		145,287,353
Present value of lease obligations			6,847,762		286,925,417
Less: Current portion			1,520,305		63,701,710	768,883
Non-current portion of lease obligations			₫ 5,327,457		$ 223,223,707	₫ 3,256,351

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).